Share-based compensation - Stock options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Exercised during the year (in shares)	(75,391)	(211,775)
2018 Long Term Incentive Plan
Number of options
Outstanding at January 1 (in shares)	27,932,603	24,539,168
Forfeited (in shares)	(1,461,492)	(2,569,561)
Expired (in shares)	(430,377)	(2,421,729)
Exercised during the year (in shares)	(75,391)	(211,775)
Granted (in shares)	3,695,727	8,596,500
Outstanding at December 31 (in shares)	29,661,070	27,932,603
Options exercisable at December 31 (in shares)	16,718,254	14,967,286
Weighted average exercise price
Outstanding at January 1 (in dollars per share)	$ 5.29	$ 6.67
Forfeited (in dollars per share)	4.51	7.40
Expired (in dollars per share)	14.74	9.24
Exercised (in dollars per share)	2.06	0.23
Granted (in dollars per share)	3.53	2.97
Outstanding at December 31 (in dollars per share)	4.98	5.29
Options exercisable at December 31 (in dollars per share)	$ 5.54	$ 5.41
Stock Options additional disclosures
Outstanding, Weighted average remaining contractual term	5 years 6 months	6 years 3 months 14 days
Outstanding, Aggregate intrinsic value	$ 8,846	$ 34,646
Exercisable, Weighted average remaining contractual term	3 years 4 months 24 days	4 years 2 months 19 days
Exercisable, Aggregate intrinsic value	$ 8,778	$ 25,679
2018 Long Term Incentive Plan | Stock options
Stock Options additional disclosures
Award vesting period		10 years
Average closing price period		15 days